Exhibit 99.4

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Progress Residential Master Trust (the “Company,” or the “Responsible Party”)

7720 N. Dobson Road

Scottsdale, AZ 85256

Deutsche Bank Securities Inc. (“DB”)

60 Wall Street, 3rd Floor

New York, NY 10005

Morgan Stanley & Co. LLC

1585 Broadway

New York, NY 10036

Merrill Lynch, Pierce, Fenner & Smith Incorporated

One Bryant Park, 11th Floor

New York, NY 10036

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are listed above, collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures (the “Procedures”) relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included in the securitization Data Tape (the “Progress 2016-SFR2 Data Tape”) with respect to the Progress 2016-SFR2 securitization (the “Transaction”). The Company is responsible for the sufficiency of the Procedures and the accuracy of the information provided for the purposes of performing the Procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained ,or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

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ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

In connection with the Transaction, the Specified Parties agreed on a sample size of 1,272 single family rental properties, which were selected using a simple random sample from the pool of assets identified by the Company as being Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the securitization offering documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the securitization offering documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of Securities Exchange of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any
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conclusions about the Initial Data Tape, or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

I.	Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data elements to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data elements using a prescribed methodology.

•	The phrase “Property Cut-Off Date” refers September 30, 2016.

•	The phrase “StructuredFN” refers to the website used to store the Source Documents used for the purposes of our procedures.

•	The phrase “MTM” refers to properties that are leased on a month to month basis.

•	The phrase “Initial Lease Review Date” refers to October 31, 2016.

•	The phrases “Sample Attributes” and “Sample Characteristics” refer to the data attributes listed in the table below

Sample Attributes
Acquisition Month
Acquisition Year
Acquisition Type
Purchase Price
Date of Lease Start
Date of Lease End
$ Rent (Per Month)

•	The phrase “Sample Purchase Attributes” collectively refers to the Acquisition Month, Acquisition Year, Acquisition Type, and Purchase Price Sample Attributes

•	The phrase “Sample Lease Attributes” collectively refers to the Date of Lease Start, Date of Lease End, and $ Rent (Per Month) Sample Attributes

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The "Data Files" refer to the following files provided to us by the Company:

•	An electronic data file labeled “Progress 2016-SFR2 Data Tape 09-30-2016 v03_Password.xlsx” (the “Initial Data Tape”).

•	An electronic word document labeled “Progress 2016 SFR2 - Select MTM Support v02.pdf” that includes screenshots relating to month-to-month Sample Property payments (the “MTM Support File”)

•	An electronic data file labeled “Progress 2016-SFR2 Data Tape 09-30-2016 v06_Password” (the “Final Data Tape”).

•	Certain lease and purchase documentation relating to the Properties that were made available on StructuredFN and via email (the “Source Documents”)

•	The “Supplemental Data Files” provided for the purposes of performing the procedures enumerated in Exhibit 2.

Procedures Performed

Property File Review

1.	Using the Initial Data Tape, we randomly selected 1,272 properties (the “Initial Sample Properties”) from the 5,048 properties represented on the Initial Data Tape for review. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” Section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerance listed in Exhibit 1 as the maximum acceptable difference.

We compared and agreed the information and noted the following differences (the “Initial

Discrepancies”):

Property ID	Sample Attribute	Initial Data Tape Value	Source Document Value
94616	Acquisition Date	9/12/2013	6/25/2013
86592	Acquisition Type	Non-Trustee	Bulk Sale
86744	Acquisition Type	Non-Trustee	Bulk Sale
89499	Acquisition Type	Non-Trustee	Bulk Sale
89506	Acquisition Type	Non-Trustee	Bulk Sale

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2.	On the Initial Data Tape, we identified 125 Properties where the MTM? data element was equal to “Y.” Of the 125 Properties, 31 of these properties (the “Initial Month to Month Sample”) were a sub-set of the Sample Properties. Using the MTM Support File provided by the Company, the Initial Data Tape, and the methodology provided by the Company, we confirmed, other than the exceptions noted in the table below, that the Initial Month to Month Sample Properties:

a.	Had a Current Occupancy Status of “Occupied” within the Initial Data Tape,
b.	Had a Date of Lease End date prior to the Property Cut-off Date and
c.	As indicated in the MTM Support File, had posted a rental payment or a delinquent payment notice for September 2016.

We noted the following exceptions (the “Initial MTM Discrepancies”):

Property ID	Attribute	Initial Data Tape Value	Source Document Value
13874	Month to Month	Y	N
53073	Month to Month	Y	N
59836	Month to Month	Y	N
74817	Month to Month	Y	N
123175	Month to Month	Y	N

3.	We noted that 1,271 properties of the Initial Sample Properties remained in the Final Data Tape (the “Sample Properties”). For each of the Sample Properties, we performed the following procedures:

a)	For each Sample Attribute relating to the Initial Discrepancies, we compared the “Source Document Value” shown in the table in Procedure 1, to the related Sample Purchase Attribute, or Sample Lease Attribute value in the Final Data tape and noted no differences.

b)	For each Sample Attribute that did not have an Initial Discrepancy, we compared the Initial Data Tape and the Final Data Tape and noted no differences.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

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4.	On the Final Data Tape, we identified 111 Properties where the MTM? data element was equal to “Y.” Of the 111 Properties, 28 of these properties (the “Final Month to Month Sample”) were a sub-set of the Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted that the Final Month to Month Sample leases:

a.	Had a Current Occupancy Status of “Occupied” within the Final Data Tape,
b.	Had a Date of Lease End date prior to the Property Cut-off Date and
c.	As indicated in the MTM Support File, had posted a rental payment or a delinquent payment notice for September 2016.

We noted no exceptions.

5.	Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented in the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

We compared and agreed the information and noted no exceptions.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described below, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the Progress 2016-SFR2 Data Tape.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

November 10, 2016

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Exhibit 1

Sample Characteristic: Date of Lease Start

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Start procedure, for Properties where the MTM? data attribute equals “N,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses The Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date.

For Properties where the MTM? data attribute equals “Y,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

For properties where the Occupancy Status data attribute equals “Occupied,”

1)	Compare the Date of Lease Start attribute to information available in the Relevant Lease Agreement.

Sample Characteristic: Date of Lease End

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease End procedure, for Properties where the MTM? data attribute equals “N,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses The Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date.

For Properties where the MTM? data attribute equals “Y,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

1)	For Properties where the Occupancy Status data attribute equals “Occupied,” compare the Date of Lease End attribute to information available in the Relevant Lease Agreement.
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Sample Characteristic: $ Rent (Per Month)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the $ Rent (Per Month) procedure, for Properties where the MTM? data attribute equals “N,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter in which the lease start and lease end date information provided in the applicable Source Document encompasses The Property Cut-Off Date. If multiple documents are available that fit this definition, the Relevant Lease is the document that a) encompasses the Property Cut-Off Date, and b) was most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date.

For Properties where the MTM? data attribute equals “Y,” the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the StructuredFN website by the Company as of the Initial Lease Review Date, and b) the latest lease agreement that was entered into prior to the Property Cut-Off Date.

1)	For Properties where the Occupancy Status data attribute equals “Occupied,” compare the $ Rent (Per Month) attribute to the applicable monthly rent information available in the Relevant Lease Agreement.

Sample Characteristic: Acquisition Type

Tolerance Level: N/A

Comparison Instructions:

1)	If multiple properties are listed in the purchase agreement or bid receipt, as applicable, compare the Acquisition Type attribute to “Bulk Sale.”

2)	If a bid receipt is available for the applicable property, and only one property is listed in that bid receipt, compare the Acquisition Type attribute to “Trustee.”

3)	If a purchase agreement or online marketplace receipt is available for the applicable property and only one property is listed in that purchase agreement, compare the Acquisition Type attribute to “Non-Trustee.”
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Sample Characteristic: Acquisition Month

Tolerance Level: +/- 1 Month (considering the Acquisition Year field)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Month attribute to information available in the settlement statement. If the Acquisition Month attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Month attribute to information available in the recorded deed. If the Acquisition Month attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Month attribute to information available in the bid receipt. If the Acquisition Month attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Month attribute to information available in the purchase agreement.

Sample Characteristic: Acquisition Year

Tolerance Level: N/A (refer to Acquisition Month tolerance)

Comparison Instructions:

1)	If a settlement statement is available, compare the Acquisition Year attribute to information available in the settlement statement. If the Acquisition Year attribute does not agree with the information available in the settlement statement, or if a settlement statement is not available, then

2)	If a recorded deed is available, compare the Acquisition Year attribute to information available in the recorded deed. If the Acquisition Year attribute does not agree with the information available in the recorded deed, or if a recorded deed is not available, then

3)	If a bid receipt is available, compare the Acquisition Year attribute to information available in the bid receipt. If the Acquisition Year attribute does not agree with the information available in the bid receipt, or if a bid receipt is not available, then

4)	If a purchase agreement is available, compare the Acquisition Year attribute to information available in the purchase agreement.

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Sample Characteristic: Purchase Price

Tolerance Level: +/- $10

Comparison Instructions:

1)	If a settlement statement is available, compare the Purchase Price attribute to information available in the Settlement Statement. If a Settlement statement is not available, then

2)	If a bid receipt is available, compare the Purchase Price attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compare the Purchase Price attribute to information available in the purchase agreement.

4)	If multiple properties are listed on either, a) the settlement statement, b) the bid receipt, or c) the purchase agreement, and the relevant purchase price information is not disaggregated at the property level, then compare the Purchase Price attribute to information available in the applicable bulk sale schedule provided by the Company.

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Exhibit 2 Procedures
Field Name	Procedure	Calculation	Tolerance Level	Source File(s)
Months Since Acquisition	Recalculate and compare	Recalculation: (09/30/2016 - Acquisition Date) / 30 Note: 09/30/2016 is the Cutoff-Date supplied by the Company	N/A	The Final Data Tape (Acquisition Date)
Address (Street)	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
City	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
State	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
MSA	Recalculate and compare	Recalculation: Match zip code and county to MSA using source file provided by the Company	N/A	MSA Name Mapping File; Data Tape (Zip Code and County)
Zip Code	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Property Type	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Condo?	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Pool?	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Closing and Related Acquisition Costs	Tape to source file comparison		N/A	Progress 2016 SFR 2 - Accounting Detail File
Total Cost Basis (Pre-Rehab)	Recalculate and compare	Recalculation: Purchase Price + Closing and Related Acquisition Costs	N/A	The Final Data Tape (Purchase Price; Closing and Related Acquisition Costs)

PricewaterhouseCoopers LLP, 600 13th Street NW, Suite 1000, Washington DC 20005-3005
T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

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Exhibit 2 Procedures
Field Name	Procedure	Calculation	Tolerance Level	Source File(s)
Actual Rehab Spend	Tape to source file comparison		N/A	Progress 2016 SFR 2 - Accounting Detail File
Total Cost Basis (Post -Rehab, inc. Other Costs)	Recalculate and compare	Recalculation: Actual Rehab Spend + Total Cost Basis (Pre-Rehab)	N/A	The Final Data Tape (Actual Rehab Spend; Total Cost Basis (Pre-Rehab))
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease End - Date of Lease Start) / 30 Note: rounded to the nearest integer	N/A	The Final Data Tape (Date of Lease End; Date of Lease Start)
BPO Value	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Most Recent BPO Date	Tape to source file comparison		N/A	Progress 2016-SFR2 BPO Results File
Contractual Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	N/A	The Final Data Tape ($Rent (Per Month))
Gross Potential Rent (Annual)	Recalculate and compare	Recalculation: $ Rent (Per Month) * 12	N/A	The Final Data Tape ($Rent (Per Month))
Total Annual Gross Revenue	Recalculate and compare	Recalculation: Gross Potential Rent (Annual) + Miscellaneous Other Income (e.g. late fees, bad checks)	N/A	The Final Data Tape (Contractual Rent Collected (Annual); Miscellaneous Other Income (e.g. late fees, bad checks)

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Exhibit 2 Procedures
Field Name	Procedure	Calculation	Tolerance Level	Source File(s)
Underwritten Vacancy	Recalculate and compare	Recalculation: Gross Potential Rent * Vacancy + ((Gross Potential Rent - Gross Potential Rent * Vacancy) * Credit Loss) + Monthly Gross Revenue * Turnover Rate * Monthly Rent Concession
----------
Annual Rent Concession is 20%
Gross Potential Rent: column AU
Monthly Gross Revenue: Annual Gross Revenue in column AW ÷ 12
		Vacancy: (Turnover Rate * Days Vacant) / 365	N/A	The Final Data Tape (Total Annual Gross Revenue; Quality Score) Progress 2016 - SFR 2 Quality Scores File
Real Estate Taxes	Tape to source file comparison		N/A	Progress 2016 SFR 2 - Accounting Detail File
Property Management Fee	Recalculate and compare	Recalculation: 7% * (1-Economic Vacancy) * Gross Potential Rent	N/A	The Final Data Tape (Total Annual Gross Revenue; Underwritten Vacancy)
HOA Fees	Tape to source file comparison		N/A	Progress 2016 SFR 2 - Accounting Detail File
Insurance	Tape to source file comparison		N/A	Progress 2016 SFR 2 - Accounting Detail File

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Exhibit 2 Procedures
Field Name	Procedure	Calculation	Tolerance Level	Source File(s)
Repairs and Maintenance	Recalculate and compare	Recalculation: Progress Fit Adjustment + Year Built Adjustment + Pool Adjustment + 100 ---------- Adjustments determined in Progress Quality Score file	N/A	The Final Data Tape (Total Annual Gross Revenue; Pool?; State) Progress 2016 - SFR 2 Quality Scores File
Maintenance Turnover Costs	Recalculate and compare	Recalculation: (Turnover Rate * Turn Costs) + Utilities
----------
Turn Costs = Max(CapEx on Turnover by Progress Fit Score, CapEx on Turnover by Progress Fit Score + (Sq Ft - 2000)) + 200
----------
		Utilities= 350 * 12 * Turnover Rate * Days Vacant / 365	N/A	The Final Data Tape (Total SF; Quality Score) Progress 2016 - SFR 2 Quality Scores File
Leasing and Marketing Costs	Recalculate and compare	Recalculation: (Turnover Rate * Monthly Rent) + (1-Turnover Rate) * Monthly Rent * 35%	N/A	The Final Data Tape (Total Annual Gross Revenue; Quality Score) Progress 2016 - SFR 2 Quality Scores File

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Exhibit 2 Procedures
Field Name	Procedure	Calculation	Tolerance Level	Source File(s)
Underwritten Net Cash Flow - Before Capex	Recalculate and compare	Recalculation: Total Annual Gross Revenue - Underwritten Vacancy - Real Estate Taxes - Property Management Fee - HOA Fees - Insurance - Repairs and Maintenance - Maintenance Turnover Costs - Leasing and Marketing Costs - Utilities	N/A	The Final Data Tape (Total Annual Gross Revenue; Underwritten Vacancy; Real Estate Taxes; Property Management Fees; HOA Fees; Insurance; Repairs and Maintenance; Leasing and Marketing Costs)
Underwritten Net Cash Flow - After Capex	Recalculate and compare	Recalculation: Underwritten Net Cash Flow - Before CAPEX - CAPEX Reserve	N/A	The Final Data Tape (Underwritten Net Cash Flow - Before Capex; CAPEX reserve)

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